Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Goodwill and intangible assets consisted of the following as of December 31, 2014 and 2013:

	December 31,
(Dollars in thousands)	2014	2013
Goodwill	$—	$400
Intangible assets:
Customer relationships	$—	$40
Trade names	45	45
Product formulations	190	190
Domain names	—	100
Accumulated amortization	(127)	(179)
Total intangible assets, net	$108	$196

Summary of Aggregate Future Amortization of Intangible Assets	The following table summarizes aggregate future amortization of intangible assets:
(Dollars in thousands)
2015	$22
2016	19
2017	17
2018	15
2019	13
Thereafter	22
$108